Schedule of movements in the allowance for doubtful accounts (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 1	$ 6,072,644
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 2	6,169,941
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 3	(3,145,062)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 4	275,804
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 5	9,373,327
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 6	24,708,326
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 7	(4,598,552)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 8	(55,548)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 9	90,061
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 10	$ 29,517,614